Investments accounted for using the equity method - Additional Information (Details) - EUR (€) € in Thousands				1 Months Ended	12 Months Ended
	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Proportion of ownership interest in associate
Foreign exchange losses					€ 5,262	€ 7,869	[1]	€ 7,791	[1]
Additions					19,781
Tom Ford International LLC
Disclosure of associates [line items]
Foreign exchange losses					4,705
Additions					€ 1,845
Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate					100.00%
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate					100.00%
Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	15.00%	15.00%	15.00%		15.00%	15.00%		15.00%
Additions					€ 1,845
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%
Norda Run Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate					25.00%	0.00%
Additions					€ 6,580
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate					40.00%	40.00%
Additions				€ 2,200	€ 6,700
Additions, in cash					€ 4,500
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate					15.00%	0.00%
Additions					€ 4,656

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.